Schedule of maturity of lease liability (Details) - USD ($)	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024	Oct. 01, 2022
Schedule Of Maturity Of Lease Liability
For the remaining fiscal year of 2026	$ 11,515	$ 46,060
Total future minimum lease payments	11,515	46,060
Less: imputed interest		(647)
Total	$ 11,515	$ 45,413	$ 89,441